Assets subject to lien and assets acquired through foreclosures_Carrying amounts of buildings acquired through foreclosure (Details) - KRW (₩)	Dec. 31, 2018	Dec. 31, 2017
Disclsoure of carrying amounts of assets acquired through foreclosure [Abstract]
Land	₩ 0	₩ 332,000,000
Buildings	0	44,000,000
Total	₩ 0	₩ 376,000,000